EXHIBIT 99.7	CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2025-1
Start - End Dates:	7/20/2021 - 12/13/2024
Deal Loan Count:	278

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	DTI	CRDDTI134	Debt Ratio Exception =>10%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	4
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	3
Credit	LTV/CLTV	CRDLTV3032	CLTV Exceeds Guideline Requirement by 10% or more	1
Credit	LTV/CLTV	CRDLTV3034	CLTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	3
Credit	Income/Employment	CRDINC889	Income is Not Reasonable	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	1
Credit	Application	CRDAPP131	Occupancy status not supported by file documentation	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	3
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Appraisal	PRVAAPPR175	Missing Review Appraisal required per guidelines	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	7
Compliance	Federal Higher-Priced	CMPFDHP1759	Federal higher-priced mortgage loan.	1
Compliance	Documentation	CMPDOC3076	Legal document was not executed or is incomplete	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	3
Compliance	Compliance Manual	CMPMAN2956	Missing disclosure	1
Total				49

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